Other Financial Assets - Schedule of Fair Value and Dividend Income of Significant Investments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Dividend income	$ 10	$ 21	$ 29
InterContinental The Willard Washington DC [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity securities measured at fair value	27	27
Dividend income	1	1
InterContinental Grand Stanford Hong Kong [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity securities measured at fair value	36	37
Dividend income	$ 0	$ 0